Note 9 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Accrued payroll	¥17,958,706	¥21,568,749	$3,476,251
Accrued rental fee	100,000	-	-
Accrued audit fee	1,290,000	1,398,800	225,446
Other accruals	2,888,494	1,718,006	276,892
Total accrued expenses	¥22,237,200	¥24,685,555	$3,978,589